Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT LIABILITIES
Loans payable, net	$ 1,551		$ 7,627
Total current liabilities	17,824	12,674	14,481
Warrant liability	650	858	705
TOTAL LIABILITIES	25,476	19,766	16,014
SHAREHOLDERS' EQUITY
Additional paid-in capital	30,855	29,757	23,095
Accumulated deficit	(29,081)	(26,231)	(19,281)
Total shareholders' equity	2,613	4,352	4,480	$ 8,588
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 29,891	$ 26,045	24,419
As adjusted [Member]
CURRENT LIABILITIES
Loans payable, net			7,627
Total current liabilities			14,481
Warrant liability			705
TOTAL LIABILITIES			16,014
SHAREHOLDERS' EQUITY
Additional paid-in capital			23,095
Accumulated deficit			(19,281)
Total shareholders' equity			4,480
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			24,419
As previously reported [Member]
CURRENT LIABILITIES
Loans payable, net			7,635
Total current liabilities			14,374
Warrant liability			3,316
TOTAL LIABILITIES			18,518
SHAREHOLDERS' EQUITY
Additional paid-in capital			21,834
Accumulated deficit			(20,524)
Total shareholders' equity			1,976
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 24,419